Distribution Date:	10/17/22	WFRBS Commercial Mortgage Trust 2013-C16
Determination Date:	10/11/22
Next Distribution Date:	11/18/22
Record Date:	09/30/22	Commercial Mortgage Pass-Through Certificates
Series 2013-C16

Table of Contents
Section	Pages	Role	Party and Contact Information	Contacts
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Master & Special Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Balances	8		Kathleen Luzik	(703) 302-1902
Current Mortgage Loan and Property Stratification	9-13		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 1)	14-16	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 2)	17-19		General	(305) 229-6465
Principal Prepayment Detail	20		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Historical Detail	21	Administrator	Pentalpha Surveillance LLC
			Don Simon	(203) 660-6100
Delinquency Loan Detail	22
			PO Box 4839 | Greenwich, CT 06831 | United States
Collateral Stratification and Historical Detail	23
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	24		Bank, N.A.
Specially Serviced Loan Detail - Part 2	25		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Modified Loan Detail	26		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	27	Trustee	U.S. Bank National Association
Historical Bond / Collateral Loss Reconciliation Detail	28		General Contact	(312) 332-7457
Interest Shortfall Detail - Collateral Level	29		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92938EAC7	1.406000%	52,514,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92938EAF0	3.223000%	160,623,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92938EAJ2	3.922000%	43,958,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	92938EAM5	4.136000%	183,000,000.00	73,676,533.45	0.00	253,938.45	0.00	0.00	253,938.45	73,676,533.45	49.28%	30.00%
A-5	92938EAQ6	4.415000%	221,621,000.00	221,621,000.00	0.00	815,380.60	0.00	0.00	815,380.60	221,621,000.00	49.28%	30.00%
A-SB	92938EAT0	3.963000%	70,395,000.00	16,440,587.62	2,887,600.21	54,295.04	10,387.87	0.00	2,952,283.12	13,552,987.41	49.28%	30.00%
A-S	92938EAW3	4.668000%	100,665,000.00	100,665,000.00	0.00	391,586.85	0.00	0.00	391,586.85	100,665,000.00	32.74%	20.38%
B	92938EBF9	4.981370%	56,216,000.00	56,216,000.00	0.00	233,360.56	0.00	0.00	233,360.56	56,216,000.00	23.51%	15.00%
C	92938EBJ1	4.981370%	41,835,000.00	41,835,000.00	0.00	173,663.00	0.00	0.00	173,663.00	41,835,000.00	16.64%	11.00%
D	92938EBR3	4.981370%	47,064,000.00	47,064,000.00	0.00	195,369.31	0.00	0.00	195,369.31	47,064,000.00	8.91%	6.50%
E	92938EBU6	3.850000%	24,839,000.00	24,839,000.00	0.00	79,691.79	0.00	0.00	79,691.79	24,839,000.00	4.83%	4.13%
F	92938EBX0	3.850000%	10,459,000.00	10,459,000.00	0.00	33,555.96	0.00	0.00	33,555.96	10,459,000.00	3.11%	3.13%
G	92938ECA9	3.850000%	32,684,083.00	18,960,754.39	0.00	58,152.63	0.00	0.00	58,152.63	18,960,754.39	0.00%	0.00%
V	92938ECD3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	92938ECG6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,045,873,085.00	611,776,875.46	2,887,600.21	2,288,994.19	10,387.87	0.00	5,186,982.27	608,889,275.25

X-A	92938EAZ6	0.572477%	832,776,000.00	412,403,121.07	0.00	196,742.69	8,428.09	0.00	205,170.78	409,515,520.86
X-B	92938EBN2	1.131370%	67,982,083.00	54,258,754.39	0.00	51,155.58	0.00	0.00	51,155.58	54,258,754.39
Notional SubTotal			900,758,083.00	466,661,875.46	0.00	247,898.27	8,428.09	0.00	256,326.36	463,774,275.25

Deal Distribution Total					2,887,600.21	2,536,892.46	18,815.96	0.00	5,443,308.63

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 4.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92938EAC7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92938EAF0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92938EAJ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	92938EAM5	402.60400792	0.00000000	1.38764180	0.00000000	0.00000000	0.00000000	0.00000000	1.38764180	402.60400792
A-5	92938EAQ6	1,000.00000000	0.00000000	3.67916669	0.00000000	0.00000000	0.00000000	0.00000000	3.67916669	1,000.00000000
A-SB	92938EAT0	233.54766134	41.01996179	0.77129114	0.00000000	0.00000000	0.14756545	0.00000000	41.93881838	192.52769955
A-S	92938EAW3	1,000.00000000	0.00000000	3.89000000	0.00000000	0.00000000	0.00000000	0.00000000	3.89000000	1,000.00000000
B	92938EBF9	1,000.00000000	0.00000000	4.15114131	0.00000000	0.00000000	0.00000000	0.00000000	4.15114131	1,000.00000000
C	92938EBJ1	1,000.00000000	0.00000000	4.15114139	0.00000000	0.00000000	0.00000000	0.00000000	4.15114139	1,000.00000000
D	92938EBR3	1,000.00000000	0.00000000	4.15114121	0.00000000	0.00000000	0.00000000	0.00000000	4.15114121	1,000.00000000
E	92938EBU6	1,000.00000000	0.00000000	3.20833327	0.00000000	0.00000000	0.00000000	0.00000000	3.20833327	1,000.00000000
F	92938EBX0	1,000.00000000	0.00000000	3.20833349	0.00000000	0.00000000	0.00000000	0.00000000	3.20833349	1,000.00000000
G	92938ECA9	580.12196304	0.00000000	1.77923395	0.08199067	48.18723413	0.00000000	0.00000000	1.77923395	580.12196304
V	92938ECD3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	92938ECG6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92938EAZ6	495.21494504	0.00000000	0.23624923	0.00000000	0.00000000	0.01012048	0.00000000	0.24636971	491.74750576
X-B	92938EBN2	798.13315503	0.00000000	0.75248621	0.00000000	0.00000000	0.00000000	0.00000000	0.75248621	798.13315503

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	09/01/22 - 09/30/22	30	0.00	253,938.45	0.00	253,938.45	0.00	0.00	0.00	253,938.45	0.00
A-5	09/01/22 - 09/30/22	30	0.00	815,380.60	0.00	815,380.60	0.00	0.00	0.00	815,380.60	0.00
A-SB	09/01/22 - 09/30/22	30	0.00	54,295.04	0.00	54,295.04	0.00	0.00	0.00	54,295.04	0.00
A-S	09/01/22 - 09/30/22	30	0.00	391,586.85	0.00	391,586.85	0.00	0.00	0.00	391,586.85	0.00
X-A	09/01/22 - 09/30/22	30	0.00	196,742.68	0.00	196,742.68	0.00	0.00	0.00	196,742.69	0.00
B	09/01/22 - 09/30/22	30	0.00	233,360.56	0.00	233,360.56	0.00	0.00	0.00	233,360.56	0.00
C	09/01/22 - 09/30/22	30	0.00	173,663.00	0.00	173,663.00	0.00	0.00	0.00	173,663.00	0.00
X-B	09/01/22 - 09/30/22	30	0.00	51,155.58	0.00	51,155.58	0.00	0.00	0.00	51,155.58	0.00
D	09/01/22 - 09/30/22	30	0.00	195,369.31	0.00	195,369.31	0.00	0.00	0.00	195,369.31	0.00
E	09/01/22 - 09/30/22	30	0.00	79,691.79	0.00	79,691.79	0.00	0.00	0.00	79,691.79	0.00
F	09/01/22 - 09/30/22	30	0.00	33,555.96	0.00	33,555.96	0.00	0.00	0.00	33,555.96	0.00
G	09/01/22 - 09/30/22	30	1,572,275.77	60,832.42	0.00	60,832.42	2,679.79	0.00	0.00	58,152.63	1,574,955.56
Totals			1,572,275.77	2,539,572.24	0.00	2,539,572.24	2,679.79	0.00	0.00	2,536,892.46	1,574,955.56

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	92938EAW3	4.668000%	100,508,581.00	100,508,581.00	0.00	390,978.38	0.00	0.00	390,978.38	100,508,581.00
A-S (PEX)	NA	4.668000%	156,419.00	156,419.00	0.00	608.47	0.00	0.00	608.47	156,419.00
B (Cert)	92938EBF9	4.981370%	56,128,531.00	56,128,531.00	0.00	232,997.46	0.00	0.00	232,997.46	56,128,531.00
B (PEX)	NA	4.981370%	87,469.00	87,469.00	0.00	363.10	0.00	0.00	363.10	87,469.00
C (Cert)	92938EBJ1	4.981370%	41,768,888.00	41,768,888.00	0.00	173,388.56	0.00	0.00	173,388.56	41,768,888.00
C (PEX)	NA	4.981370%	66,112.00	66,112.00	0.00	274.44	0.00	0.00	274.44	66,112.00
Regular Interest Total			198,716,000.00	198,716,000.00	0.00	798,610.41	0.00	0.00	798,610.41	198,716,000.00

Exchangeable Certificate Details
PEX	92938EBM4	4.823250%	310,000.00	310,000.00	0.00	1,246.01	0.00	0.00	1,246.01	310,000.00
Exchangeable Certificates Total			310,000.00	310,000.00	0.00	1,246.01	0.00	0.00	1,246.01	310,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	5,443,308.63
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,558,606.04	Master Servicing Fee	15,519.12
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,049.45
Interest Adjustments	0.00	Trustee Fee	244.71
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	254.91
ARD Interest	0.00	Trust Advisor Fee	965.61
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,558,606.04	Total Fees	19,033.80

Principal		Expenses/Reimbursements
Scheduled Principal	1,008,150.70	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	1,879,449.51	Special Servicing Fees (Monthly)	2,308.26
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	371.53
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	2,887,600.21	Total Expenses/Reimbursements	2,679.79

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	18,815.96	Interest Distribution	2,536,892.46
Excess Liquidation Proceeds	0.00	Principal Distribution	2,887,600.21
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	18,815.96
		Borrower Option Extension Fees	0.00
Total Other Collected	18,815.96	Total Payments to Certificateholders and Others	5,443,308.63
Total Funds Collected	5,465,022.21	Total Funds Distributed	5,465,022.22

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	611,776,875.46	611,776,875.46	Beginning Certificate Balance	611,776,875.46
(-) Scheduled Principal Collections	1,008,150.70	1,008,150.70	(-) Principal Distributions	2,887,600.21
(-) Unscheduled Principal Collections	1,879,449.51	1,879,449.51	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	608,889,275.25	608,889,275.25	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	611,716,445.96	611,716,445.96	Ending Certificate Balance	608,889,275.25
Ending Actual Collateral Balance	608,898,374.57	608,898,374.57

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.98%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	24	188,422,764.11	30.95%	10	5.2780	NAP	Defeased	24	188,422,764.11	30.95%	10	5.2780	NAP
1,000,000 or less	1	551,684.39	0.09%	11	5.4700	1.080000	1.30 or less	10	73,408,449.24	12.06%	11	5.3800	0.940793
1,000,001 to 2,000,000	5	8,143,320.94	1.34%	11	5.1654	3.322210	1.31 to 1.40	1	1,764,078.55	0.29%	10	5.4000	1.360000
2,000,001 to 3,000,000	4	11,595,139.77	1.90%	10	5.5085	1.617249	1.41 to 1.50	4	26,008,447.60	4.27%	10	5.1474	1.445696
3,000,001 to 4,000,000	5	16,613,018.46	2.73%	10	5.3313	2.027056	1.51 to 1.60	1	1,453,686.36	0.24%	11	4.5300	1.590000
4,000,001 to 5,000,000	3	13,808,111.66	2.27%	11	5.4686	2.069903	1.61 to 1.70	3	26,545,038.77	4.36%	10	5.0722	1.672444
5,000,001 to 6,000,000	3	17,148,230.10	2.82%	10	5.2586	1.486825	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
6,000,001 to 7,000,000	4	26,546,863.13	4.36%	11	5.2428	1.053882	1.81 to 1.90	5	51,272,622.73	8.42%	10	5.1366	1.863668
7,000,001 to 8,000,000	2	14,904,366.72	2.45%	11	5.5933	2.557734	1.91 to 2.00	2	13,025,029.79	2.14%	10	4.5730	1.926232
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	2	10,307,972.74	1.69%	11	5.4544	2.099488
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.75	4	36,592,257.77	6.01%	11	4.8531	2.403871
10,000,001 to 15,000,000	5	56,219,903.32	9.23%	10	5.0070	1.496373	2.76 to 3.00	1	3,594,718.42	0.59%	10	5.2100	2.890000
15,000,001 to 20,000,000	4	70,148,396.42	11.52%	10	5.0627	1.779825	3.01 to 3.50	4	173,192,191.33	28.44%	11	4.5595	3.167497
20,000,001 to 30,000,000	1	24,787,476.23	4.07%	11	4.9310	1.860000	3.51 to 4.00	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	4.01 or Greater	2	3,302,017.84	0.54%	11	5.1209	5.797954
50,000,001 to 90,000,000	1	60,000,000.00	9.85%	10	4.3600	3.180000	Totals	63	608,889,275.25	100.00%	11	5.0191	2.020033
90,000,001 or greater	1	100,000,000.00	16.42%	12	4.5540	3.180000
Totals	63	608,889,275.25	100.00%	11	5.0191	2.020033
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	37	188,422,764.11	30.95%	10	5.2780	NAP
							Defeased	37	188,422,764.11	30.95%	10	5.2780	NAP
Alabama	3	10,154,507.01	1.67%	11	4.8108	2.140155
							Lodging	8	74,372,720.33	12.21%	11	5.2687	1.773781
Arizona	3	6,121,902.50	1.01%	10	5.2653	2.779035
							Mixed Use	1	3,594,718.42	0.59%	10	5.2100	2.890000
California	8	133,763,187.63	21.97%	12	4.7100	2.895138
							Mobile Home Park	3	7,840,422.64	1.29%	10	5.3650	1.744056
Colorado	1	2,305,901.90	0.38%	9	5.2300	1.420000
							Multi-Family	4	9,526,503.08	1.56%	11	4.6678	2.115790
Florida	1	3,513,730.24	0.58%	11	5.5300	2.270000
							Office	8	57,599,996.93	9.46%	10	5.2221	1.191007
Georgia	5	90,549,396.66	14.87%	10	4.6109	2.676795
							Retail	22	255,405,734.37	41.95%	11	4.6771	2.717743
Illinois	1	5,464,674.00	0.90%	10	5.2660	3.010000
							Self Storage	5	12,126,415.37	1.99%	11	5.7022	2.083661
Louisiana	1	2,509,000.00	0.41%	11	4.6200	2.390000
							Totals	88	608,889,275.25	100.00%	11	5.0191	2.020033
Maryland	1	5,919,581.49	0.97%	9	5.2700	0.730000

Michigan	5	14,951,984.75	2.46%	10	5.6231	2.004928

Minnesota	1	6,893,249.68	1.13%	10	5.0000	0.420000

Montana	2	3,594,494.14	0.59%	9	5.2300	1.420000

Nebraska	1	2,466,000.00	0.40%	11	4.6200	2.390000

New Jersey	1	551,684.39	0.09%	11	5.4700	1.080000

New York	4	20,031,812.91	3.29%	11	5.1111	1.219328

North Carolina	4	22,774,355.29	3.74%	11	4.9678	1.787861

North Dakota	2	4,895,201.90	0.80%	10	5.3680	1.890894

Ohio	2	13,998,663.22	2.30%	11	5.4659	1.748116

Texas	2	7,685,793.39	1.26%	11	5.4772	1.703543

Utah	1	18,816,020.28	3.09%	10	5.0500	1.670000

Virginia	1	24,787,476.23	4.07%	11	4.9310	1.860000

Washington	1	18,717,893.53	3.07%	11	5.3700	1.270000

Totals	88	608,889,275.25	100.00%	11	5.0191	2.020033

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	24	188,422,764.11	30.95%	10	5.2780	NAP	Defeased	24	188,422,764.11	30.95%	10	5.2780	NAP
	4.500% or less	2	71,401,491.60	11.73%	10	4.3713	2.978801	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	5	136,035,037.18	22.34%	12	4.5696	2.918833	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	3	33,020,507.42	5.42%	11	4.9401	1.727368	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	7	61,878,276.62	10.16%	10	5.1495	1.678682	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.251% to 5.500%	13	72,432,896.06	11.90%	11	5.3594	1.626058	49 months or greater	39	420,466,511.14	69.05%	11	4.9032	2.293016
	5.501% to 5.750%	7	34,369,325.93	5.64%	11	5.5781	1.660191	Totals	63	608,889,275.25	100.00%	11	5.0191	2.020033
	5.751% to 6.000%	2	11,328,976.33	1.86%	11	5.8422	1.644438
	6.001% to 6.250%	0	0.00	0.00%	0	0.0000	0.000000
	6.251% or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	63	608,889,275.25	100.00%	11	5.0191	2.020033
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	24	188,422,764.11	30.95%	10	5.2780	NAP	Defeased	24	188,422,764.11	30.95%	10	5.2780	NAP
	60 months or less	39	420,466,511.14	69.05%	11	4.9032	2.293016	Interest Only	4	188,400,000.00	30.94%	11	4.5022	3.059140
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	15	89,601,057.35	14.72%	11	5.2605	1.875994
	85 months or Greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	19	136,284,102.97	22.38%	10	5.2363	1.544517
	Totals	63	608,889,275.25	100.00%	11	5.0191	2.020033	301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or Greater	1	6,181,350.82	1.02%	11	4.6000	1.490000
								Totals	63	608,889,275.25	100.00%	11	5.0191	2.020033
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	24	188,422,764.11	30.95%	10	5.2780	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	38	419,012,824.78	68.82%	11	4.9045	2.295455
	13 months to 24 months	1	1,453,686.36	0.24%	11	4.5300	1.590000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	63	608,889,275.25	100.00%	11	5.0191	2.020033
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	440000274	RT	San Diego	CA	Actual/360	4.554%	379,500.00	0.00	0.00	N/A	10/01/23	--	100,000,000.00	100,000,000.00	10/01/22
3	310921074	RT	Augusta	GA	Actual/360	4.360%	218,000.00	0.00	0.00	N/A	08/01/23	--	60,000,000.00	60,000,000.00	10/01/22
5	300830005	MF	Various	Various	Actual/360	5.180%	150,420.44	52,375.87	0.00	N/A	09/05/23	--	34,846,434.25	34,794,058.38	10/05/22
6	440000261	LO	Richmond	VA	Actual/360	4.931%	102,199.34	83,585.29	0.00	N/A	09/01/23	--	24,871,061.52	24,787,476.23	10/01/22
9	310919946	LO	Issaquah	WA	Actual/360	5.370%	84,033.00	60,429.47	0.00	N/A	09/01/23	--	18,778,323.00	18,717,893.53	10/01/22
10	310920258	SS	Various	Various	Actual/360	4.930%	87,042.46	33,165.11	0.00	N/A	06/01/23	--	21,186,806.61	21,153,641.50	10/01/22
11	310920271	OF	Lehi	UT	Actual/360	5.050%	79,357.91	41,305.62	0.00	N/A	08/01/23	--	18,857,325.90	18,816,020.28	10/01/22
12	300830012	IN	Columbus	OH	Actual/360	5.030%	63,984.42	51,524.41	0.00	N/A	07/01/23	--	15,264,672.35	15,213,147.94	10/01/22
13	310919937	RT	Duluth	GA	Actual/360	5.181%	68,839.39	29,789.40	0.00	N/A	07/01/23	--	15,944,272.01	15,914,482.61	10/01/22
16	310920213	RT	Various	Various	Actual/360	4.620%	64,295.00	0.00	0.00	09/01/23	09/01/33	--	16,700,000.00	16,700,000.00	10/01/22
17	310918790	OF	Chicago	IL	Actual/360	5.180%	59,338.19	29,417.73	0.00	N/A	09/01/23	--	13,746,298.04	13,716,880.31	10/01/22
18	300830018	RT	Various	Various	Actual/360	5.230%	44,092.73	56,816.38	0.00	07/01/23	07/01/33	--	10,116,878.59	10,060,062.21	10/01/22
19	810919916	RT	Powell	OH	Actual/360	5.170%	56,655.95	22,696.62	0.00	N/A	09/01/23	06/01/23	13,150,317.31	13,127,620.69	10/01/22
22	440000259	RT	Walnut Creek	CA	Actual/360	4.431%	42,200.29	27,157.65	0.00	08/01/23	08/01/43	--	11,428,649.25	11,401,491.60	10/01/22
23	310920470	OF	Raleigh	NC	Actual/360	5.280%	52,902.31	21,896.24	0.00	N/A	09/01/23	--	12,023,251.53	12,001,355.29	10/01/22
24	440000268	OF	Albany	NY	Actual/360	5.511%	50,883.33	22,663.69	0.00	N/A	09/01/23	--	11,079,657.91	11,056,994.22	10/01/22
29	310920211	RT	Various	Various	Actual/360	4.620%	45,045.00	0.00	0.00	09/01/23	09/01/33	--	11,700,000.00	11,700,000.00	10/01/22
30	416000108	OF	Atlanta	GA	Actual/360	5.470%	44,842.68	20,236.76	0.00	N/A	07/01/23	--	9,837,517.06	9,817,280.30	10/01/22
31	300830031	MF	Jacksonville	FL	Actual/360	5.360%	39,998.11	18,700.72	0.00	N/A	09/01/23	--	8,954,800.65	8,936,099.93	10/01/22
32	416000103	MF	Tucker	GA	Actual/360	5.660%	40,557.18	17,229.63	0.00	N/A	09/01/23	--	8,598,695.07	8,581,465.44	10/01/22
33	440000267	RT	Charlotte	NC	Actual/360	5.464%	36,997.21	16,728.37	0.00	N/A	09/01/23	--	8,125,303.07	8,108,574.70	10/01/22
34	310919157	MH	Tracy	CA	Actual/360	5.070%	33,171.48	17,151.55	0.00	N/A	08/01/23	--	7,851,236.85	7,834,085.30	10/01/22
35	300830035	RT	Westminster	CA	Actual/360	5.680%	36,650.15	15,471.88	0.00	N/A	09/05/23	--	7,742,989.21	7,727,517.33	10/05/22
36	300830036	LO	Mentor	OH	Actual/360	5.500%	32,961.42	14,732.86	0.00	N/A	09/01/23	--	7,191,582.25	7,176,849.39	10/01/22
37	300830037	OF	Blaine	MN	Actual/360	5.000%	28,785.35	15,234.02	0.00	N/A	08/01/23	--	6,908,483.70	6,893,249.68	10/01/22
39	300830039	RT	Toledo	OH	Actual/360	5.430%	30,932.69	14,139.70	0.00	N/A	09/01/23	--	6,835,953.53	6,821,813.83	10/01/22
40	300830040	SS	Various	CA	Actual/360	5.900%	32,761.51	12,910.00	0.00	N/A	09/01/23	--	6,663,358.80	6,650,448.80	10/01/22
41	300830041	MH	Mission	TX	Actual/360	5.370%	26,722.58	12,453.59	0.00	N/A	09/01/23	--	5,971,527.09	5,959,073.50	10/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
42	440000257	LO	Schaumburg	IL	Actual/360	5.266%	24,059.60	17,953.84	0.00	N/A	08/01/23	--	5,482,627.84	5,464,674.00	10/01/22
43	820919812	LO	Frederick	MD	Actual/360	5.270%	26,052.55	12,688.47	0.00	N/A	07/01/23	--	5,932,269.96	5,919,581.49	10/01/22
44	470086920	MF	Hartsdale	NY	Actual/360	4.600%	23,723.11	7,285.64	0.00	N/A	09/01/23	--	6,188,636.46	6,181,350.82	10/01/22
45	300830045	RT	Fort Worth	TX	Actual/360	5.510%	21,493.53	25,321.22	0.00	N/A	09/01/23	--	4,680,987.50	4,655,666.28	10/01/22
47	300830047	RT	Macon	GA	Actual/360	5.240%	25,215.80	10,637.19	0.00	N/A	08/01/23	--	5,774,611.80	5,763,974.61	10/01/22
48	300830048	SS	Sacramento	CA	Actual/360	5.480%	24,910.73	11,205.86	0.00	N/A	09/05/23	--	5,454,905.02	5,443,699.16	10/05/22
49	300830049	LO	El Paso	TX	Actual/360	5.550%	21,994.66	15,029.96	0.00	N/A	09/01/23	--	4,755,602.61	4,740,572.65	10/01/22
50	300830050	LO	Chesterfield	MI	Actual/360	5.760%	22,527.14	14,625.80	0.00	N/A	08/01/23	--	4,693,153.33	4,678,527.53	10/01/22
52	310920134	OF	Merced	CA	Actual/360	5.070%	18,583.94	9,553.67	0.00	N/A	09/01/23	--	4,398,565.15	4,389,011.48	10/01/22
54	416000105	MF	Humble	TX	Actual/360	5.680%	19,953.97	8,423.58	0.00	N/A	09/01/23	--	4,215,627.41	4,207,203.83	10/01/22
56	416000106	SS	Miami	FL	Actual/360	5.530%	16,243.88	11,162.80	0.00	N/A	09/01/23	--	3,524,893.04	3,513,730.24	10/01/22
57	410919800	MU	Santa Barbara	CA	Actual/360	5.210%	15,640.60	7,722.87	0.00	N/A	08/01/23	--	3,602,441.29	3,594,718.42	10/01/22
58	780919585	MF	Vancouver	WA	Actual/360	5.420%	16,137.68	6,373.52	0.00	N/A	09/01/23	--	3,572,917.49	3,566,543.97	10/01/22
59	410920544	IN	Newark	NJ	Actual/360	4.920%	13,812.32	7,465.40	0.00	N/A	06/01/23	--	3,368,859.54	3,361,394.14	10/01/22
61	416000104	LO	Marysville	OH	Actual/360	6.060%	16,259.20	9,659.76	0.00	N/A	09/01/23	--	3,219,643.10	3,209,983.34	10/01/22
62	410919482	MH	Mandan	ND	Actual/360	5.350%	14,005.07	10,201.41	0.00	N/A	08/01/23	--	3,141,324.76	3,131,123.35	10/01/22
63	410919913	RT	Birmingham	AL	Actual/360	5.200%	14,504.50	7,185.38	0.00	N/A	08/01/23	--	3,347,192.39	3,340,007.01	10/01/22
64	300830064	MH	Mission	TX	Actual/360	5.360%	13,197.83	9,517.98	0.00	N/A	09/01/23	--	2,954,738.72	2,945,220.74	10/01/22
65	410919333	RT	Dearborn	MI	Actual/360	5.430%	13,359.87	9,511.91	0.00	N/A	08/01/23	--	2,952,457.64	2,942,945.73	10/01/22
66	300830066	MH	Glendale	AZ	Actual/360	5.160%	13,492.56	6,733.21	0.00	N/A	04/05/23	--	3,137,804.63	3,131,071.42	10/05/22
67	300830067	SS	Centennial	CO	Actual/360	5.660%	14,953.14	6,427.98	0.00	N/A	07/05/23	--	3,170,277.77	3,163,849.79	10/05/22
68	300830068	LO	Walker	MI	Actual/360	5.680%	13,708.89	9,099.35	0.00	N/A	08/01/23	--	2,896,244.86	2,887,145.51	09/01/22
69	410919629	RT	Albany	GA	Actual/360	5.370%	13,603.18	6,376.67	0.00	N/A	08/01/23	--	3,039,816.11	3,033,439.44	10/01/22
71	410918090	OF	Bingham Farms	MI	Actual/360	5.570%	13,115.47	5,766.76	0.00	N/A	08/01/23	--	2,825,594.55	2,819,827.79	10/01/22
72	300830072	MF	Dallas	TX	Actual/360	6.160%	12,846.61	7,431.02	0.00	N/A	09/01/23	--	2,502,585.95	2,495,154.93	10/01/22
74	410920600	MF	Richmond	VA	Actual/360	5.220%	9,977.36	4,882.01	0.00	N/A	06/01/23	--	2,293,644.90	2,288,762.89	10/01/22
75	300830075	SS	Coeur dAlene	ID	Actual/360	5.530%	10,464.66	4,660.15	0.00	N/A	08/01/23	--	2,270,812.58	2,266,152.43	10/01/22
76	410919824	SS	Phoenix	AZ	Actual/360	5.340%	8,760.23	6,354.00	0.00	N/A	09/01/23	--	1,968,590.33	1,962,236.33	10/01/22

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					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
78	410919480	MH	Mandan	ND	Actual/360	5.400%	7,964.09	5,718.83	0.00	N/A	08/01/23	--	1,769,797.38	1,764,078.55	10/01/22
79	470084960	MF	Great Neck	NY	Actual/360	4.530%	5,519.51	8,434.43	0.00	N/A	09/01/23	--	1,462,120.79	1,453,686.36	10/01/22
80	300830080	MH	Indianapolis	IN	Actual/360	5.340%	8,107.57	3,815.22	0.00	N/A	09/05/23	--	1,821,926.27	1,818,111.05	10/05/22
81	470087330	MF	Yonkers	NY	Actual/360	4.750%	7,447.98	1,881,596.14	0.00	N/A	09/01/23	--	1,881,596.14	0.00	09/01/22
82	410918481	OF	Plymouth	MI	Actual/360	5.570%	7,551.33	3,320.25	0.00	N/A	08/01/23	--	1,626,858.44	1,623,538.19	10/01/22
83	300830083	MH	Manteca	CA	Actual/360	6.360%	8,353.34	2,858.66	0.00	N/A	09/01/23	--	1,576,101.55	1,573,242.89	10/01/22
84	470087160	MF	New York	NY	Actual/360	4.800%	5,371.22	3,023.43	0.00	N/A	09/01/23	--	1,342,804.94	1,339,781.51	10/01/22
86	470087240	MF	Teaneck	NJ	Actual/360	5.470%	2,522.80	1,763.28	0.00	N/A	09/01/23	--	553,447.67	551,684.39	10/01/22
Totals							2,558,606.04	2,887,600.21	0.00				611,776,875.46	608,889,275.25
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	20,740,622.40	11,779,649.86	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	16,008,078.00	8,111,754.60	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	3,396,404.62	4,654,737.34	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,021,289.55	2,484,800.60	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	2,216,441.32	1,385,099.64	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	2,396,685.25	1,204,018.18	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,962,694.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	1,782,312.00	891,147.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,227,789.00	816,677.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,322,978.02	647,218.63	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	137,258.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,169,629.91	676,379.88	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	1,265,582.31	986,149.98	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,172,033.91	1,311,398.79	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	(163,096.00)	162,631.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	881,544.85	417,036.20	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	624,517.00	269,267.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
42	1,381,234.00	1,667,153.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	265,791.00	229,753.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	655,522.00	552,641.00	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	452,301.00	199,974.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	1,138,547.49	924,597.57	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1,248,832.00	636,513.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
52	605,678.18	315,562.90	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	700,602.52	379,708.68	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
57	950,411.64	436,382.32	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	756,062.59	325,833.75	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
63	431,650.00	215,825.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
64	506,211.00	216,536.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
65	441,042.00	267,978.34	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
66	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
67	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
68	560,604.00	288,281.00	01/01/22	06/30/22	--	0.00	0.00	22,663.42	22,663.42	0.00	0.00
69	354,444.92	142,003.88	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
71	373,327.25	174,720.25	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
74	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
75	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
76	838,172.65	521,841.40	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
78	292,904.79	116,359.42	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
79	286,472.00	266,876.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
80	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
81	181,433.00	176,937.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
82	232,445.00	143,694.20	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
83	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
84	385,885.00	604,091.00	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
86	52,023.00	55,726.00	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	70,117,103.68	44,794,212.41				0.00	0.00	22,663.42	22,663.42	0.00	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
81	470087330	1,879,449.51	Payoff w/ yield maintenance	0.00	18,815.96
Totals		1,879,449.51		0.00	18,815.96
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	1,879,449.51	5.019146%	4.977438%	11
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.018704%	4.976842%	12
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.019063%	4.977187%	13
07/15/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.019418%	4.977529%	14
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.019796%	4.977893%	15
05/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	4,138,206.29	5.020146%	4.816946%	16
04/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.023725%	4.819101%	16
03/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.024072%	4.823889%	17
02/17/22	0	0.00	0	0.00	1	4,853,651.75	0	0.00	1	0.00	0	0.00	0	0.00	2	19,906,501.98	5.024491%	4.824228%	18
01/18/22	0	0.00	1	14,383,080.19	1	4,877,324.95	0	0.00	1	14,383,080.19	0	0.00	0	0.00	0	0.00	5.039729%	4.839016%	19
12/17/21	2	17,399,649.27	0	0.00	1	4,900,886.36	0	0.00	1	14,425,213.56	0	0.00	0	0.00	0	0.00	5.040073%	4.839296%	21
11/18/21	0	0.00	0	0.00	1	4,925,086.75	0	0.00	1	14,469,366.61	0	0.00	0	0.00	1	1,009,457.34	5.040438%	4.836590%	22
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
68	300830068	09/01/22	0	B	22,663.42	22,663.42	0.00	2,896,244.86
Totals					22,663.42	22,663.42	0.00	2,896,244.86

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		3,131,071	3,131,071	0		0
7 - 12 Months		555,896,650	555,896,650	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		49,861,554	49,861,554	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-22	608,889,275	608,889,275	0	0	0	0
Sep-22	611,776,875	611,776,875	0	0	0	0
Aug-22	612,719,040	612,719,040	0	0	0	0
Jul-22	613,656,963	613,656,963	0	0	0	0
Jun-22	614,652,527	614,652,527	0	0	0	0
May-22	615,581,745	615,581,745	0	0	0	0
Apr-22	620,721,258	620,721,258	0	0	0	0
Mar-22	621,655,279	621,655,279	0	0	0	0
Feb-22	622,774,311	617,920,659	0	0	4,853,652	0
Jan-22	648,339,758	629,079,352	0	0	4,877,325	14,383,080
Dec-21	649,321,778	627,021,242	2,974,436	0	4,900,886	14,425,214
Nov-21	650,366,557	630,972,104	0	0	4,925,087	14,469,367
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
24	440000268	11,056,994.22	11,056,994.22	17,500,000.00	06/28/13	97,442.25	0.44000	03/31/22	09/01/23	250
Totals		11,056,994.22	11,056,994.22	17,500,000.00		97,442.25

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
24	440000268	OF	NY	04/07/22	13

Loan recently transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. Borrower has indicated it would like to work with Lender to transition the property. SS and Borrower are working on a cooperative receivers hip filing. SS filed Receivership Complaint on 7/28/2022. Receivership order was entered on 8/19/2022.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
43	820919812	6,190,259.54	5.27000%	6,190,259.54 5.27000%		10	11/17/20	12/01/20	12/11/20
Totals		6,190,259.54		6,190,259.54
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
14	300830014	02/17/22	14,383,080.19	10,800,000.00	10,233,058.07	522,448.45	10,233,058.07	9,710,609.62	4,672,470.57	0.00	0.00	4,672,470.57	25.95%
15	310919152	05/17/21	15,618,380.28	24,800,000.00	18,467,745.11	601,240.17	18,467,745.11	17,866,504.94	0.00	0.00	0.00	0.00	0.00%
20	300830020	02/18/21	12,074,738.08	5,000,000.00	6,471,640.57	3,447,761.17	6,471,640.57	3,023,879.40	9,050,858.68	0.00	0.00	9,050,858.68	63.07%
38	300830038	06/17/21	6,748,992.70	8,000,000.00	8,634,648.30	686,707.53	8,634,648.30	7,947,940.77	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			48,825,191.25	48,600,000.00	43,807,092.05	5,258,157.32	43,807,092.05	38,548,934.73	13,723,329.25	0.00	0.00	13,723,329.25

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
14	300830014	02/17/22	0.00	0.00	4,672,470.57	0.00	0.00	4,672,470.57	0.00	0.00	4,672,470.57
15	310919152	05/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	300830020	02/18/21	0.00	0.00	9,050,858.68	0.00	0.00	9,050,858.68	0.00	0.00	9,050,858.68
38	300830038	06/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	13,723,329.25	0.00	0.00	13,723,329.25	0.00	0.00	13,723,329.25

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
24	0.00	0.00	2,308.26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	0.00	0.00	371.53	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	2,308.26	0.00	371.53	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		2,679.79

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Supplemental Notes
Exchange of Exchangeable Certificates--November 2015

In November 2015 an exchange of exchangeable certificates took effect in which $99,483,000.00 of Class PEX was exchanged for $50,394,952.00 of Class A-S, $28,142,592.00 of Class B, and $20,945,456.00 of Class C.

Exchange of Exchangeable Certificates--June 2018

In June 2018 an exchange of exchangeable certificates took effect in which $19,565,000.00 of Class PEX was exchanged for $9,911,629.00 of Class A-S, $5,534,939.00 of Class B, and $4,118,432.00 of Class C.

© 2021 Computershare. All rights reserved. Confidential.	Page 30 of 30